Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 12,488,223.5	$ 164,600.4	₨ 8,580,508.8
Gross Assets	80,202.3	1,057.1	84,406.7
Gross Liabilities	74,819.2	986.1	81,880.0
Net Fair Value	5,383.1	71.0	2,526.7
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	5,142,612.3	67,781.9	3,155,410.2
Gross Assets	28,564.1		32,217.2
Gross Liabilities	27,644.4		33,894.0
Net Fair Value	919.7	12.1	(1,676.8)
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	50,610.7	667.1	20,887.8
Gross Assets	1,574.1		270.0
Gross Liabilities	14.8		64.1
Net Fair Value	1,559.3	20.6	205.9
Currency options
Derivatives, Fair Value [Line Items]
Notional	434,371.3	5,725.2	202,402.7
Gross Assets	1,845.1		1,078.7
Gross Liabilities	2,439.5		1,510.7
Net Fair Value	(594.4)	(7.8)	(432.0)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	308,757.4	4,069.6	237,081.5
Gross Assets	10,463.6		8,126.4
Gross Liabilities	4,312.3		4,940.8
Net Fair Value	6,151.3	81.1	3,185.6
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	6,551,871.8	86,356.6	4,964,726.6
Gross Assets	37,755.4		42,714.4
Gross Liabilities	40,408.2		41,470.4
Net Fair Value	₨ (2,652.8)	$ (35.0)	₨ 1,244.0